Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Common share equivalents issuable upon exercise of common stock options	591	975	836	3,501

Common share equivalents issuable upon exercise of common stock warrants	472,968	—	282,437	—

Common share equivalents issuable upon exercise of unit warrants	112,010	—	53,459	—

Shares issuable upon vesting of restricted stock	—	153	1	225

Shares issuable upon conversion of Series 1 convertible preferred stock	2,876,011	—	969,205	—

Shares issuable upon conversion of Series A CPS	293,844	274,359	293,844	274,359

Shares issuable upon conversion of Series B CPS	591,191	164,402	591,191	164,402

Shares issuable upon conversion of Series C CPS	32,536	32,536	32,536	32,536

Shares issuable upon conversion of Series A-1 convertible preferred stock	204,011	313,863	283,513	310,126

Shares issuable upon conversion of convertible promissory notes	186,140	286,559	258,870	283,049

Total common share equivalents excluded from denominator for diluted earnings per share computation	4,769,302	1,072,847	2,765,892	1,068,198

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153